Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Asset retirement obligations	$ 5,771	$ 3,886	$ 4,327	$ 3,243
North America
Disclosure of operating segments [line items]
Asset retirement obligations	2,792	1,665
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	816	707
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	161	134
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	2,000	1,379
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 2	$ 1